Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

We are providing the following information about the relationship between compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K, to our CEO (PEO in the table below) and our other NEOs as a group (non-PEO NEOs in the table below) and certain financial performance of the company. For further information concerning our pay-for-performance philosophy and how we align executive compensation with company performance, please refer to the CD&A in this proxy statement.

Pay vs. Performance Table

	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO[6] ($)	Average Summary Compensation Table Total for non-PEO NEOs[1] ($)	Average Compensation Actually Paid to non-PEO NEOs[1,6] ($)	Value of Initial Fixed $100 Investment Based On:		Net Income[4] ($) (,000s)	Company-Selected Measure - CEPS[5]
Year					Total Shareholder Return[2] ($)	Peer Group Total Shareholder Return[3] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	7,529,892	10,481,429	2,099,696	2,748,889	128.83	121.41	324,133	$16.54
2024	6,704,645	7,642,400	1,743,566	2,173,392	118.97	127.32	289,951	$15.75
2023	7,372,970	4,478,465	2,102,244	1,502,568	103.50	106.91	261,893	$15.10
2022	4,441,045	4,725,667	1,326,582	1,435,286	110.06	117.09	259,560	$14.65
2021	5,645,525	5,564,659	1,977,637	2,297,255	112.38	115.76	245,872	$14.15
[1] Non-PEO NEOs included in the average calculation are listed below.

	2025	2024	2023	2022	2021
Brian Buckham	x	x	x	x	x
Adam Richins	x	x	x	x	x
Jeff Malmen	x	x	x	x	x
Tim Tatum	x	x
Ken Petersen			x	x
Steve Keen				x	x
2    TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment) and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.
[3] Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used is the EEI Utilities Index.
[4] The dollar amounts reported represent the amount of net income reflected in the company's audited financial statements for the applicable year.
[5] The company selected measure is CEPS, or cumulative earnings per share, which represents a key measure of performance for the benefit of shareholders aligning executive officers' management efforts to enhance revenue and contain costs with shareholders' performance objectives.

Company Selected Measure Name	CEPS
Named Executive Officers, Footnote	[1] Non-PEO NEOs included in the average calculation are listed below.

	2025	2024	2023	2022	2021
Brian Buckham	x	x	x	x	x
Adam Richins	x	x	x	x	x
Jeff Malmen	x	x	x	x	x
Tim Tatum	x	x
Ken Petersen			x	x
Steve Keen				x	x

Peer Group Issuers, Footnote	The peer group used is the EEI Utilities Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The following adjustments were made to total compensation from the Summary Compensation Table (SCT) for each year to arrive at compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K (in dollars).

	2025		2024		2023		2022		2021
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
Less SCT total grant date fair value of equity awards	(2,942,308)	(608,960)	(2,890,889)	(594,579)	(2,440,043)	(523,198)	(2,092,631)	(475,607)	(1,714,845)	(515,070)
Less pension value	(1,736,023)	(454,041)	(1,134,996)	(203,140)	(2,352,115)	(652,352)	—	—	(1,760,278)	(567,460)
Fair value of awards granted during fiscal year that remain unvested at fiscal year end[7]	4,647,728	961,948	4,059,516	834,931	2,279,119	488,692	2,494,680	446,824	2,675,143	803,500
Increase by fair value of awards granted during applicable fiscal year that vested during fiscal year, determined at vesting date	—	—	—	—	—	—	—	9,960	—	—
Adjust (+/-) for change in fair value of outstanding unvested prior fiscal year awards that remain unvested at fiscal year-end compared to fair value as of prior fiscal year-end[7]	2,827,441	588,036	1,045,037	221,104	(385,835)	(85,064)	(79,170)	(17,802)	760,964	301,104
Adjust (+/-) awards granted during prior fiscal year that vested during current year, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date[7]	64,146	13,187	(219,158)	(51,648)	(57,545)	(15,236)	(85,861)	(50,052)	(73,702)	(41,379)
Deduction of fair value of prior fiscal year awards as of prior fiscal year end that were forfeited during fiscal year	—	—	—	—	—	—	—	(73,652)	—	—
Increase by amount of dividends paid on unvested awards during fiscal year prior to vesting date	90,553	18,823	78,245	16,257	61,914	13,709	47,604	11,399	31,852	11,567
Increase by incremental fair value of options/SARS modified during fiscal year	—	—	—	—	—	—	—	—	—	—
Increase by service cost and prior service cost (if applicable) for pension plans during fiscal year	—	130,200	—	206,901	—	173,773	—	257,634	—	327,356
	2,951,537	649,193	937,755	429,826	(2,894,505)	(599,676)	284,622	108,704	(80,866)	319,618

7    To calculate the fair value of our performance-based restricted stock unit awards, the probability of achievement in CEPS was re-evaluated annually. The valuation assumptions used to calculate fair values for the TSR component of the awards did not materially differ from those disclosed at the time of grant, except for consideration of historical performance-to-date as of the valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 2,099,696	$ 1,743,566	$ 2,102,244	$ 1,326,582	$ 1,977,637
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,748,889	2,173,392	1,502,568	1,435,286	2,297,255
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The following adjustments were made to total compensation from the Summary Compensation Table (SCT) for each year to arrive at compensation actually paid, as computed in accordance with Item 402(v) of Regulation S-K (in dollars).

	2025		2024		2023		2022		2021
	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)
Less SCT total grant date fair value of equity awards	(2,942,308)	(608,960)	(2,890,889)	(594,579)	(2,440,043)	(523,198)	(2,092,631)	(475,607)	(1,714,845)	(515,070)
Less pension value	(1,736,023)	(454,041)	(1,134,996)	(203,140)	(2,352,115)	(652,352)	—	—	(1,760,278)	(567,460)
Fair value of awards granted during fiscal year that remain unvested at fiscal year end[7]	4,647,728	961,948	4,059,516	834,931	2,279,119	488,692	2,494,680	446,824	2,675,143	803,500
Increase by fair value of awards granted during applicable fiscal year that vested during fiscal year, determined at vesting date	—	—	—	—	—	—	—	9,960	—	—
Adjust (+/-) for change in fair value of outstanding unvested prior fiscal year awards that remain unvested at fiscal year-end compared to fair value as of prior fiscal year-end[7]	2,827,441	588,036	1,045,037	221,104	(385,835)	(85,064)	(79,170)	(17,802)	760,964	301,104
Adjust (+/-) awards granted during prior fiscal year that vested during current year, determined based on change in ASC 718 fair value from prior fiscal year-end to vesting date[7]	64,146	13,187	(219,158)	(51,648)	(57,545)	(15,236)	(85,861)	(50,052)	(73,702)	(41,379)
Deduction of fair value of prior fiscal year awards as of prior fiscal year end that were forfeited during fiscal year	—	—	—	—	—	—	—	(73,652)	—	—
Increase by amount of dividends paid on unvested awards during fiscal year prior to vesting date	90,553	18,823	78,245	16,257	61,914	13,709	47,604	11,399	31,852	11,567
Increase by incremental fair value of options/SARS modified during fiscal year	—	—	—	—	—	—	—	—	—	—
Increase by service cost and prior service cost (if applicable) for pension plans during fiscal year	—	130,200	—	206,901	—	173,773	—	257,634	—	327,356
	2,951,537	649,193	937,755	429,826	(2,894,505)	(599,676)	284,622	108,704	(80,866)	319,618

7    To calculate the fair value of our performance-based restricted stock unit awards, the probability of achievement in CEPS was re-evaluated annually. The valuation assumptions used to calculate fair values for the TSR component of the awards did not materially differ from those disclosed at the time of grant, except for consideration of historical performance-to-date as of the valuation date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Descriptions of the Information Presented in the Pay vs. Performance Table

We are providing the following graphics to illustrate the relationship between the compensation actually paid to our PEO and our non-PEOs as a group and company performance as set forth and described in and under the “Pay vs. Performance Table,” including TSR, CEPS, and net income. The TSR graphic also illustrates the relationship between the company's cumulative TSR and our peer group's cumulative TSR.

Tabular List, Table
Unranked List of Most Important Financial Performance Measures

As described in more detail in the CD&A, the most important financial performance measures used by the Company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the company's performance are as follows:

•CEPS;
•TSR; and
•Net income.

Total Shareholder Return Amount	$ 128.83	118.97	103.50	110.06	112.38
Peer Group Total Shareholder Return Amount	121.41	127.32	106.91	117.09	115.76
Net Income (Loss)	$ 324,133,000	$ 289,951,000	$ 261,893,000	$ 259,560,000	$ 245,872,000
Company Selected Measure Amount	16.54	15.75	15.10	14.65	14.15
Measure:: 1
Pay vs Performance Disclosure
Name	CEPS
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net income
Ms. Grow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,529,892	$ 6,704,645	$ 7,372,970	$ 4,441,045	$ 5,645,525
PEO Actually Paid Compensation Amount	10,481,429	7,642,400	4,478,465	4,725,667	5,564,659
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,951,537	937,755	(2,894,505)	284,622	(80,866)
PEO | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,942,308)	(2,890,889)	(2,440,043)	(2,092,631)	(1,714,845)
PEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,736,023)	(1,134,996)	(2,352,115)	0	(1,760,278)
PEO | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,647,728	4,059,516	2,279,119	2,494,680	2,675,143
PEO | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,827,441	1,045,037	(385,835)	(79,170)	760,964
PEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,146	(219,158)	(57,545)	(85,861)	(73,702)
PEO | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,553	78,245	61,914	47,604	31,852
PEO | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	649,193	429,826	(599,676)	108,704	319,618
Non-PEO NEO | Adjustment, Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(608,960)	(594,579)	(523,198)	(475,607)	(515,070)
Non-PEO NEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,041)	(203,140)	(652,352)	0	(567,460)
Non-PEO NEO | Adjustment, Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	961,948	834,931	488,692	446,824	803,500
Non-PEO NEO | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	9,960	0
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,036	221,104	(85,064)	(17,802)	301,104
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,187	(51,648)	(15,236)	(50,052)	(41,379)
Non-PEO NEO | Adjustment, Forfeitures of Prior Year Awards that Failed to Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(73,652)	0
Non-PEO NEO | Adjustment, Dividends Paid on Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,823	16,257	13,709	11,399	11,567
Non-PEO NEO | Adjustment, Options Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 130,200	$ 206,901	$ 173,773	$ 257,634	$ 327,356